Digital Assets Payables - Schedule of Movement of Digital Assets Payables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Movement of Digital Assets Payables [Abstract]
Balance	$ 80,364,190	$ 34,183,498
Entered during the year	361,437,815	518,068,292
Settled during the year	(313,959,651)	(487,892,827)
Unrealized fair value loss	24,188,218	16,005,227
Balance	$ 152,030,572	$ 80,364,190